Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	CAD (3,732)	CAD (4,301)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	694	806
Financial collateral pledged	2,730	3,107
Net financial liabilities	(308)	(388)
Derivative liabilities
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(1,756)	(2,512)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	694	806
Financial collateral pledged	754	1,318
Net financial liabilities	(308)	(388)
Financial assets pledged as collateral	1,127	1,898
Repurchase agreements
Disclosure of offsetting of financial liabilities [abstract]
Gross financial liabilities presented in the Consolidated Statements of Financial Position	(1,976)	(1,789)
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	0	0
Financial collateral pledged	1,976	1,789
Net financial liabilities	0	0
Financial assets pledged as collateral	1,976	1,789
Derivative assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,478	1,608
Financial instruments subject to master netting or similar agreements	(694)	(806)
Financial collateral received	(662)	(720)
Net financial assets	122	82
Disclosure of offsetting of financial liabilities [abstract]
Financial assets received as collateral	853	779
Financial assets
Disclosure of offsetting of financial assets [line items]
Gross financial assets presented in the Consolidated Statements of Financial Position	1,478	1,608
Financial instruments subject to master netting or similar agreements	(694)	(806)
Financial collateral received	(662)	(720)
Net financial assets	CAD 122	CAD 82